UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2008

Waddell & Reed Advisors New Concepts Fund

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
13	Statement of Assets & Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
29	Renewal of Investment Management Agreement
36	Shareholder Meeting Results
37	Proxy Voting Information
38	Quarterly Portfolio Schedule Information
38	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors New Concepts Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors New Concepts Fund, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2008

DEAR SHAREHOLDER:

Not since the 1930s have investors faced so many challenges. A severe global credit crunch took hold this past calendar year as commodity prices collapsed. The financial sector faced extreme stress as the country's largest savings and loan, its largest insurer, its two largest mortgage providers, its largest brokerage firm and a leading commercial bank all either were the subject of a takeover, government bailout or failure.

Since June 2008, confidence has been shaken in equity and corporate bond markets around the globe, and mutual fund returns of the past year reflect the emotional insecurity that comes with hard times and recession. One encouraging sign is that it appeared to us that the equity market's long process of forming a bottom may have begun in late autumn. Also, in some parts of the fixed-income market, there were tremendous rallies in late 2008. Most occurred in government-supported securities, where the U.S. government either slashed rates or had indicated or purchased securities bonds through the Federal Reserve or the U.S. Treasury. Enclosed is our report on your Waddell & Reed Advisors equity funds' operations for the six-month period ended Dec. 31, 2008. For the same six-month period, the Standard & Poor's 500 Index dropped 22.56 percent.

A need for global leadership

We believe that today's U.S. government safety nets and financial safeguards - including the Fed, deposit insurance on bank accounts, unemployment insurance, municipal bond default insurance and social security - are likely to help cushion the effects of the economic downturn that our country now faces. However, the scope of the current financial crisis is global, and this is a new phenomenon. It will likely test whether we are becoming one world that can act together for the common good, or one where national trade supremacy, resource hoarding or parochial political interests take precedence. We are encouraged by the new Obama administration's swift steps to build a team that we hope can learn from the many lessons of history and take additional action to revive economic growth and restore investor faith.

As shown in the Economic Snapshot table that accompanies this letter, the U.S. economy at Dec. 31, 2008 is not in as good as shape as it was six months earlier. The unemployment rate is higher. The economy is shrinking. For consumers, the good news is that inflation is much lower and oil prices are less than a third what they were six months ago. Mortgage rates are also lower, and could be headed further down.

Economic Snapshot
	12-31-2008	6-30-2008

U.S. unemployment rate	7.20%	5.50%
Inflation (U.S. Consumer Price Index)	0.10%	5.00%
U.S. GDP	-3.80%	1.90%
30 year fixed mortgage rate	5.10%	6.45%
Oil price per barrel	$44.60	$140.00

Source: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision.

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe that the investing and economic climate will get better in time, although not right away. With perseverance, initiative and ingenuity, we believe the strengths of our nation's character will surface and prosperity will be restored. In this uncertain environment, we believe a very strong effort to manage risk is paramount. With that approach in mind, we will strive to earn your continued confidence.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

NEW CONCEPTS FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2008	Beginning Account Value 6-30-08	Ending Account Value 12-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$710.00	1.53%	$6.58
Class B	$1,000	$705.40	2.68%	$11.51
Class C	$1,000	$705.50	2.54%	$10.92
Class Y	$1,000	$711.60	1.05%	$4.54
Based on 5% Return(2)
Class A	$1,000	$1,017.51	1.53%	$7.77
Class B	$1,000	$1,011.71	2.68%	$13.58
Class C	$1,000	$1,012.41	2.54%	$12.88
Class Y	$1,000	$1,019.91	1.05%	$5.35

*Fund Expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2008, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF NEW CONCEPTS FUND

Portfolio Highlights

On December 31, 2008, Waddell & Reed Advisors New Concepts Fund had net assets totaling $775,233 (in thousands) invested in a diversified portfolio of:

95.61%	Domestic Common Stocks
3.72%	Foreign Common Stocks
0.67%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2008, your fund owned:

Stocks	$99.33
Information Technology	$24.04
Industrials	$16.54
Health Care	$14.84
Consumer Discretionary	$14.75
Financials	$10.74
Energy	$7.23
Consumer Staples	$6.91
Materials	$2.54
Utilities	$1.74
Cash and Cash Equivalents	$0.67

The Investments of New Concepts Fund
December 31, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 4.59%
C.H. Robinson Worldwide, Inc.	340	$18,721
Expeditors International of Washington, Inc.	507	16,868
		35,589
Airlines - 0.73%
Delta Air Lines, Inc. (A)	497	5,693

Apparel Retail - 2.49%
J. Crew Group, Inc. (A)	766	9,348
Urban Outfitters, Inc. (A)	664	9,947
		19,295
Application Software - 2.55%
Solera Holdings, Inc. (A)	820	19,762

Auto Parts & Equipment - 0.43%
BorgWarner Inc.	153	3,331

Brewers - 1.38%
Molson Coors Brewing Company, Class B	219	10,714

Catalog Retail - 0.86%
Coldwater Creek Inc. (A)	2,337	6,660

Computer Storage & Peripherals - 4.40%
Data Domain, Inc. (A)	1,053	19,801
NetApp, Inc. (A)	1,025	14,318
		34,119
Data Processing & Outsourced Services - 5.85%
Global Payments Inc.	727	23,839
Paychex, Inc.	819	21,523
		45,362
Department Stores - 3.13%
Kohl's Corporation (A)	376	13,611
Macy's Inc.	292	3,022
Nordstrom, Inc.	226	3,008
Saks Incorporated (A)	1,059	4,639
		24,280
Distillers & Vintners - 2.27%
Brown-Forman Corporation, Class B	342	17,593

Electrical Components & Equipment - 2.03%
Cooper Industries, Ltd., Class A	246	7,191
Hubbell Incorporated, Class B	261	8,529
		15,720
Electronic Equipment & Instruments - 1.30%
FLIR Systems, Inc. (A)	328	10,063

Environmental & Facilities Services - 1.65%
Stericycle, Inc. (A)	245	12,781

Food Retail - 0.78%
Whole Foods Market, Inc.	644	6,079

Gas Utilities - 1.74%
Equitable Resources, Inc.	403	13,521

Health Care Distributors - 3.20%
Henry Schein, Inc. (A)	678	24,861

Health Care Equipment - 6.69%
C. R. Bard, Inc.	186	15,672
Hologic, Inc. (A)	1,209	15,804
Hospira, Inc. (A)	598	16,039
Wright Medical Group, Inc. (A)	212	4,331
		51,846
Health Care Supplies - 2.51%
DENTSPLY International Inc.	689	19,444

Homefurnishing Retail - 1.08%
Bed Bath & Beyond Inc. (A)	328	8,338

Industrial Machinery - 3.49%
Donaldson Company, Inc.	249	8,379
IDEX Corporation	773	18,672
		27,051
Internet Software & Services - 2.56%
Akamai Technologies, Inc. (A)	727	10,970
DealerTrack Holdings, Inc. (A)	750	8,918
		19,888
Investment Banking & Brokerage - 3.28%
Lazard Group LLC	232	6,900
TD Ameritrade Holding Corporation (A)	1,299	18,511
		25,411
Motorcycle Manufacturers - 0.71%
Harley-Davidson, Inc.	324	5,498

Oil & Gas Equipment & Services - 3.46%
Complete Production Services, Inc. (A)	467	3,809
Dresser-Rand Group Inc. (A)	392	6,762
National Oilwell Varco, Inc. (A)	395	9,654
Smith International, Inc.	290	6,638
		26,863
Oil & Gas Exploration & Production - 3.77%
Noble Energy, Inc.	448	22,041
XTO Energy Inc.	203	7,174
		29,215
Packaged Foods & Meats - 1.85%
Hershey Foods Corporation	412	14,313

Paper Packaging - 2.54%
Packaging Corporation of America	550	7,403
Sealed Air Corporation	461	6,887
Sonoco Products Company	233	5,385
		19,675
Personal Products - 0.63%
Bare Escentuals, Inc. (A)	926	4,843

Pharmaceuticals - 2.44%
Allergan, Inc.	469	18,910

Property & Casualty Insurance - 1.90%
AXIS Capital Holdings Limited	507	14,764

Publishing - 1.43%
Meredith Corporation	664	11,115

Regional Banks - 4.10%
Signature Bank (A)	462	13,255
Synovus Financial Corp.	1,414	11,736
Zions Bancorporation	277	6,789
		31,780
Research & Consulting Services - 1.24%
Dun & Bradstreet Corporation (The)	124	9,573

Restaurants - 3.02%
Chipotle Mexican Grill, Inc., Class A (A)	147	9,111
P.F. Chang's China Bistro, Inc. (A)	684	14,323
		23,434
Semiconductors - 5.82%
Broadcom Corporation, Class A (A)	926	15,714
Linear Technology Corporation	362	8,008
Microchip Technology Incorporated	1,095	21,387
		45,109
Specialized Finance - 1.46%
CME Group Inc.	54	11,300

Specialty Stores - 1.60%
PetSmart, Inc.	670	12,362

Systems Software - 1.56%
McAfee, Inc. (A)	350	12,099

Trading Companies & Distributors - 2.81%
Fastenal Company	626	21,809

TOTAL COMMON STOCKS - 99.33%		$770,063
(Cost: $936,047)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$2,880	2,880
Toyota Motor Credit Corporation,
0.550%, 1-28-09	4,000	3,998

TOTAL SHORT-TERM SECURITIES - 0.89%		$6,878
(Cost: $6,878)

TOTAL INVESTMENT SECURITIES - 100.22%		$776,941
(Cost: $942,925)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.22%)		(1,708)

NET ASSETS - 100.00%		$775,233

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      NEW CONCEPTS FUND
      December 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value: (cost - $942,925)	$776,941
Receivables:
Dividends and interest	801
Fund shares sold	554
Prepaid and other assets	47

Total assets	778,343

LIABILITIES
Payable to Fund shareholders	2,355
Accrued shareholder servicing	417
Accrued distribution and service fees	145
Accrued management fee	18
Accrued accounting services fee	17
Due to custodian	16
Other	142

Total liabilities	3,110

Total net assets	$775,233

NET ASSETS
$1.00 par value capital stock:
Capital stock	$131,497
Additional paid-in capital	813,685
Accumulated loss:
Accumulated net investment loss	(1,069)
Accumulated net realized loss on investment transactions	(2,896)
Net unrealized depreciation in value of investments	(165,984)

Net assets applicable to outstanding units of capital	$775,233

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.93
Class B	$5.12
Class C	$5.19
Class Y	$6.23
Capital shares outstanding:
Class A	124,415
Class B	4,045
Class C	1,531
Class Y	1,506
Capital shares authorized	300,000

See Accompanying Notes to Financial Statements.

Statement of Operations
      NEW CONCEPTS FUND
      For the Six Months Ended December 31, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT LOSS
Income:
Dividends	$6,164
Interest and amortization	786

Total income	6,950

Expenses:
Investment management fee	4,267
Shareholder servicing:
Class A	1,840
Class B	107
Class C	35
Class Y	14
Distribution and service fees:
Class A	1,179
Class B	139
Class C	54
Accounting services fee	118
Legal fees	26
Audit fees	18
Custodian fees	18
Other	176

Total	7,991
Less expenses in excess of limit	(91)

Total expenses	7,900

Net investment loss	(950)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized net gain on securities	24,570
Realized net gain on written options	(934)

Realized net gain on investments	25,504
Unrealized depreciation in value of investments during the period	(374,074)

Net loss on investments	(348,570)

Net decrease in net assets resulting from operations	$(349,520)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      NEW CONCEPTS FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended December 31, 2008	For the fiscal year ended June 30, 2008

DECREASE IN NET ASSETS
Operations:
Net investment loss	$(950)	$(8,347)
Realized net gain on investments	25,504	204,260
Unrealized depreciation	(374,074)	(334,784)

Net decrease in net assets resulting from operations	(349,520)	(138,871)

Distributions to shareholders from:
Net investment income:
Class A	––	––
Class B	––	––
Class C	––	––
Class Y	––	––
Realized gains on investment transactions:
Class A	(134,414)	(90,727)
Class B	(4,265)	(3,785)
Class C	(1,607)	(1,303)
Class Y	(1,672)	(1,702)

	(141,958)	(97,517)

Capital share transactions	45,371	6,468

Total decrease	(446,107)	(229,920)
NET ASSETS
Beginning of period	1,221,340	1,451,260

End of period	$775,233	$1,221,340

Accumulated net investment loss	$(1,069)	$(119)

See Accompanying Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006		2005		2004

Net asset value, beginning of period	$10.31		$12.27	$10.44	$9.13		$8.35		$6.71

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.07)	(0.04)	(0.02)		(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	(3.05)		(1.05)	1.87	1.33		0.86		1.71

Total from investment operations	(3.06)		(1.12)	1.83	1.31		0.78		1.64

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)		(0.00)
Capital gains	(1.32)		(0.84)	(0.00)	(0.00)		(0.00)		(0.00)

Total distributions	(1.32)		(0.84)	(0.00)	(0.00)		(0.00)		(0.00)

Net asset value, end of period	$5.93		$10.31	$12.27	$10.44		$9.13		$8.35

Total return(1)	-29.00%		-9.96%	17.53%	14.35%		9.34%		24.44%
Net assets, end of period (in millions)	$737		$1,149	$1,350	$1,253	$1,159		$1,143
Ratio of expenses to average net assets including expense waiver	1.53	% (2)	1.43%	1.43%	1.44%		1.51%		1.55%
Ratio of net investment loss to average net assets including expense waiver	-0.16	% (2)	-0.57%	-0.36%	-0.16%		-0.86%		-0.98%
Ratio of expenses to average net assets excluding expense waiver	1.54	% (2)	1.44%	1.44%	1.44	%(3)	1.51	%(3)	1.55	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-0.17	% (2)	-0.58%	-0.37%	-0.16	%(3)	-0.86	%(3)	-0.98	%(3)
Portfolio turnover rate	21%		43%	27%	21%		19%		29%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008		2007	2006		2005		2004

Net asset value, beginning of period	$9.21		$11.16		$9.60	$8.48		$7.84		$6.38

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.17	)(1)	(0.26)	(0.15)		(0.17)		(0.12)
Net realized and unrealized gain (loss) on investments	(2.77)		(0.94	)(1)	1.82	1.27		0.81		1.58

Total from investment operations	(2.78)		(1.11)		1.56	1.12		0.64		1.46

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)		(0.00)		(0.00)
Capital gains	(1.31)		(0.84)		(0.00)	(0.00)		(0.00)		(0.00)

Total distributions	(1.31)		(0.84)		(0.00)	(0.00)		(0.00)		(0.00)

Net asset value, end of period	$5.12		$9.21		$11.16	$9.60		$8.48		$7.84

Total return	-29.46%		-10.90%		16.25%	13.21%		8.16%		22.88%
Net assets, end of period (in millions)	$21		$36		$53	$55		$52		$50
Ratio of expenses to average net assets including expense waiver	2.68	%(2)	2.46%		2.47%	2.49%		2.63%		2.75%
Ratio of net investment loss to average net assets including expense waiver	-1.31	%(2)	-1.61%		-1.40%	-1.21%		-1.98%		-2.18%
Ratio of expenses to average net assets excluding expense waiver	2.69	%(2)	2.47%		2.48%	2.49	%(3)	2.63	%(3)	2.75	%(3)
Ratio of net investment loss to average net assets excluding expense waiver	-1.32	%(2)	-1.62%		-1.41%	-1.21	%(3)	-1.98	%(3)	-2.18	%(3)
Portfolio turnover rate	21%		43%		27%	21%		19%		29%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended June 30,
12-31-08	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.31	$11.26	$9.67	$8.53	$7.88	$6.40

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.23)	(0.20)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.79)	(0.88)	1.79	1.24	0.79	1.55

Total from investment operations	(2.81)	(1.11)	1.59	1.14	0.65	1.48

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(1.31)	(0.84)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(1.31)	(0.84)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$5.19	$9.31	$11.26	$9.67	$8.53	$7.88

Total return	-29.45%	-10.79%	16.44%	13.36%	8.25%	23.13%
Net assets, end of period (in millions)	$8	$14	$18	$19	$17	$15
Ratio of expenses to average net assets including expense waiver	2.54	%(1)	2.35%	2.35%	2.37%	2.47%	2.59%
Ratio of net investment loss to average net assets including expense waiver	-1.17	%(1)	-1.50%	-1.28%	-1.09%	-1.82%	-2.01%
Ratio of expenses to average net assets excluding expense waiver	2.55	%(1)	2.36%	2.36%	2.37	%(2)	2.47	%(2)	2.59	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-1.18	%(1)	-1.51%	-1.29%	-1.09	%(2)	-1.82	%(2)	-2.01	%(2)
Portfolio turnover rate	21%	43%	27%	21%	19%	29%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      NEW CONCEPTS FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006		2005		2004

Net asset value, beginning of period	$10.78		$12.74	$10.80	$9.41		$8.57		$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.02	(0.01)	0.04		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	(3.38)		(1.14)	1.95	1.35		0.86		1.77

Total from investment operations	(3.19)		(1.12)	1.94	1.39		0.84		1.72

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)		(0.00)
Capital gains	(1.36)		(0.84)	(0.00)	(0.00)		(0.00)		(0.00)

Total distributions	(1.36)		(0.84)	(0.00)	(0.00)		(0.00)		(0.00)

Net asset value, end of period	$6.23		$10.78	$12.74	$10.80		$9.41		$8.57

Total return	-28.84%		-9.65%	18.06%	14.77%		9.80%		25.11%
Net assets, end of period (in millions)	$9		$22	$30	$24		$22		$22
Ratio of expenses to average net assets including expense waiver	1.05	%(1)	1.04%	1.04%	1.04%		1.06%		1.06%
Ratio of net investment income (loss) to average net assets including expense waiver	0.34	%(1)	-0.18%	0.03%	0.23%		-0.41%		-0.48%
Ratio of expenses to average net assets excluding expense waiver	1.06	%(1)	1.05%	1.05%	1.04	%(2)	1.06	%(2)	1.06	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.33	%(1)	-0.19%	0.02%	0.23	%(2)	-0.41	%(2)	-0.48	%(2)
Portfolio turnover rate	21%		43%	27%	21%		19%		29%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

      December 31, 2008
      (In Thousands, Except Where Otherwise Noted)                                                (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Waddell & Reed Advisors New Concepts Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its investment objective is to provide growth of your investment.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees, directly attributable to that class. Class A, B, and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors.

To determine values of fixed-income securities, the independent pricing service takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at the mean between the last bid and asked price. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds are valued at the net asset value at the close of each business day.

Short-term securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

In addition, all securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading. Foreign exchange rates are valued primarily using an independent pricing service authorized by the Board of Directors.

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

Repurchase agreements. The Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. The Fund may enter into financial instrument transactions (such as swaps, futures, written options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. During the current fiscal year, the Fund instituted the provisions of Financial Accounting Standards Board No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). As required by FIN 48, management of the Fund periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of December 31, 2008, management believes that under this standard no liability for unrecognized tax positions is required. The Fund is subject to examination by U.S. federal and state authorities for returns filed for years after 2004.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. "Custodian fees" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Earnings credit" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnifications. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Recent Accounting Pronouncements. In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund will institute SFAS 161 during the fiscal year ending June 30, 2010 and its potential impact, if any, on the financial statements is currently being assessed by management.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND PAYMENT TO AFFILIATED PERSONS

Management Fees. Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 8), the fee is as follows: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. During the six-month period ended December 31, 2008, the amount waived was $91 .

Accounting Services Fees. The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. The Fund also pays monthly a fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until a Fund's net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Fund and WRSCO, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month the Fund pays a monthly fee of $1.5042. For Class Y shares, the Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. The Fund also reimburses WRSCO for certain out-of-pocket costs for all classes.

Non-networked accounts. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares was revised so that the Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholders accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries.

Broker accounts. Certain broker-dealers maintain shareholder accounts with the Fund through an omnibus account and provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. The Fund, or WRIMCO (including any affiliate of WRIMCO) or both, may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.35%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $579. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended December 31, 2008, W&R received $-*, $11 and $1 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $345 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

*Not shown due to rounding.

Compensation to Directors. During the six-month period ended December 31, 2008, the Fund paid Directors' regular compensation of $16, which is included in other expenses.

3. INVESTMENT VALUATIONS

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+

Level One - Quoted Prices	$770,063	$––
Level Two - Other Significant Observable Inputs	6,878	––
Level Three - Significant Unobservable Inputs	––	––

Total	$776,941	$––

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures and forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

4. INVESTMENT SECURITIES TRANSACTIONS

Purchases of investment securities, other than U.S. government obligations, aggregated $204,037, while proceeds from maturities and sales of investment securities aggregated $200,695.

For Federal income tax purposes, cost of investments owned at December 31, 2008 was $971,395, resulting in net unrealized depreciation of $194,454, of which $86,444 related to appreciated securities and $280,898 related to depreciated securities.

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the Fund's distributed and undistributed earnings for the fiscal year ended June 30, 2008 and the related net capital losses and post-October activity were as follows:

Net ordinary income	$1,211
Distributed ordinary income	––
Undistributed ordinary income	1,211

Realized long-term capital gains	209,125
Distributed long-term capital gains	97,517
Undistributed long-term capital gains	140,816

Post-October losses deferred	––

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

6. MULTICLASS OPERATIONS

Transactions in capital stock are summarized below:

	For the six months ended December 31, 2008	For the fiscal year ended June 30, 2008

Shares issued from sale of shares:
Class A	6,746	15,015
Class B	119	374
Class C	80	177
Class Y	56	117
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	23,479	7,531
Class B	873	316
Class C	321	119
Class Y	283	138
Shares redeemed:
Class A	(17,281)	(21,086)
Class B	(848)	(1,532)
Class C	(346)	(480)
Class Y	(935)	(496)

Increase in outstanding capital shares	12,547	193

Value issued from sale of shares:
Class A	$56,490	$172,728
Class B	878	3,849
Class C	607	1,836
Class Y	479	1,399
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	131,954	88,636
Class B	4,243	3,345
Class C	1,579	1,272
Class Y	1,672	1,702
Value redeemed:
Class A	(136,654)	(241,154)
Class B	(6,372)	(16,039)
Class C	(2,526)	(4,991)
Class Y	(6,979)	(6,115)

Increase in outstanding capital	$45,371	$6,468

7. OPTIONS

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2008	––	$––
Options written	6	934
Options terminated in closing purchase transactions	––	––
Options exercised	––	––
Options expired	(6)	(934)

Outstanding at December 31, 2008	––	$––

8. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the Ivy Funds Variable Insurance Portfolios, Inc. (formerly, W&R Target Funds, Inc.) (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

9. SUBSEQUENT EVENT

On December 12, 2008, a special shareholder meeting for the Fund was held to approve a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds. On January 30, 2009, that reorganization took place.

Renewal of Investment Management Agreement for Waddell & Reed Advisors New Concepts Fund, Inc.

At its meeting on August 11, 12 and 13, 2008, the Fund's Board of Directors, including all of the Disinterested Directors, considered and approved the continuance of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Fund with respect to the Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement. In addition, the Disinterested Directors engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement. Thereafter, independent legal counsel sent to WRIMCO a supplemental request for certain additional information, and WRIMCO provided additional information in response to this request. The Directors also received reports prepared by an independent third party, Lipper Inc. ("Lipper"), relating to the Fund's performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the "Performance Universe") and to the expenses of a peer group of comparable funds selected by Lipper (the "Peer Group"), respectively. Further, the Directors received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio. The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of its Performance Universe. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective and similar investment policies and strategies as the Fund ("Other Accounts").

The Directors considered that the Fund's total return performance was higher than the Performance Universe median for the one-, three-, five-, seven-, and ten-year periods and was higher than the Lipper index for the ten-year period.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were lower than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were lower than, and at other asset levels were higher than, the asset-weighted average for its Peer Group.

The Directors also considered that the Similar Funds had an advisory fee schedule that was the same as or higher than the Fund's advisory fee schedule and that there were no Other Accounts. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors also considered the management fee rate reductions that became effective October 1, 2006, for the Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of its Performance Universe and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of the Peer Group;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

The Disinterested Directors of Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Inc.1 and Waddell & Reed InvestEd Portfolios, Inc. (the "Funds") have appointed an independent fee consultant. Below is a summary of the written fee evaluation of such consultant for the most recent year.

1Formerly, W&R Target Funds, Inc.

Summary

Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Investment Management Company ("WRIMCO") and Waddell & Reed Services Company ("WRSCO") (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("AOD"), the Disinterested Directors of each Fund's Board appointed an Independent Fee Consultant ("IFC") to manage the process by which proposed management fees paid by the Funds to WRIMCO are negotiated. The IFC does not replace the Directors in negotiating management fees and does not substitute his or her judgment for that of the Directors about the reasonableness of the proposed fees.

In the IFC's 2008 written evaluation of the proposed management fees of the Funds ("Report"), the IFC addressed the following six factors:

1. The nature and quality of Waddell's services, including Fund performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Possible economies of scale as the Funds grow larger

4. Management fees (including any components thereof) charged to institutional and other clients of Waddell for like services

5. Costs to Waddell and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

6. Profit margins of Waddell and its affiliates from supplying such services

The following is a summary of the Report's discussion of the contract renewal process, related materials, and the IFC's findings.

Analysis of the Process

The Report noted that the Boards previously created the Special Compliance & Governance Committee ("Compliance Committee"), which is composed of Disinterested Directors and charged with the responsibility for certain work associated with the contract renewal process.

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Directors go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds' respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors. The Report stated that the IFC participated throughout the contract renewal process.

The Disinterested Directors instructed independent legal counsel to the Disinterested Directors, K&L Gates LLP ("K&L Gates"), to prepare a letter requesting information from WRIMCO needed for the contract renewal process, which was provided. Lipper, Inc. ("Lipper") was asked to provide independently compiled comparative information about the Funds. The Report stated that Lipper selected the peer group with input from WRIMCO to ensure that Lipper understood the investment and distribution intricacies of the Funds and that the IFC observed and concurred in the selection.

The Report noted that the Compliance Committee met with the IFC and K&L Gates to discuss the information provided by WRIMCO and Lipper and to determine whether to request any additional information from WRIMCO prior to the August Disinterested Directors and Board meetings. At the Compliance Committee's direction, K&L Gates sent a supplemental request to WRIMCO for certain additional information, which was provided prior to the Disinterested Directors' August 2008 meetings.

Analysis of Materials

Materials refer to the informational materials that were prepared by Waddell and Lipper in response to the data requested by the Disinterested Directors through the Compliance Committee and K&L Gates. The IFC reviewed the information produced and found it to be responsive to the requests by the Disinterested Directors. He also reviewed certain other materials that he considered relevant.

The IFC used these materials to analyze trends and comparative information about the six factors listed above. The Report noted that, apart from these materials, the Disinterested Directors also received information throughout the year, some of which the IFC reviewed, that was also relevant to the contract renewal process.

(1) Nature and Quality of Services

In the Report, the IFC commented on the investment performance of the Funds. The performance data for these comparisons were drawn from the Lipper materials. Performance information was based on March 31, 2008 data, and references in the Report to 1-, 3- and 5-year periods referred to the periods ended on March 31, 2008.

The Report stated that the IFC's experience is that fund directors should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes). Accordingly, the Report concentrated on 3-year performance in comparison to the "performance universe," rather than on the more limited "performance group," because, in the IFC's experience, fund investors are more typically concerned with the objective and style of management than the size of the fund. The Report recommended that the Disinterested Directors focus on a 3-year view of investment performance for the purposes of contract renewal, because it is long enough to reflect most market cycles and short enough to be relevant to the holding period for many mutual fund shareholders.

The Report stated that, overall, the Funds reflect strong and improving performance in the 1-, 3- and 5-year periods. The collective (Advisors Funds, Ivy VIP Funds and InvestEd Portfolios together) 5-year performance has 50% of the Funds in the first two quintiles of their performance universe and 3% in the 5th quintile. The 3-year figures improve to 65% of the Funds in the first two quintiles and 8% in the 5th quintile, and the 1-year figures reflect similar performance with 64% in the first two quintiles and 5% in the 5th quintile. Emphasizing the improvement, the Report noted that the 1-year short-term performance has only 7% of the Funds in the combined 4th and 5th quintiles, a decrease from 18% in the 3-year performance, and 31% in the 5-year performance periods.

Although the IFC found that the Funds have strong performance, it also noted that certain Funds have experienced either continuing or recent challenges. The IFC suggested that the Disinterested Directors request additional information from WRIMCO regarding certain Funds. The Disinterested Directors reviewed the information provided by WRIMCO.

The Report suggested that, if a Fund consistently demonstrates poor performance, higher than average expenses, or a combination of both, it may be appropriate for the Disinterested Directors to consider taking affirmative action. Possible actions cited by the Report include requesting more frequent reports, WRIMCO's providing more research support, WRIMCO's providing more portfolio management capability, seeking an outside sub-advisor, or requesting a voluntary fee waiver. The IFC did not identify any individual Funds that required this attention at this time.

The Report noted that, with respect to services provided by WRIMCO affiliates, WRSCO maintained internal statistics to track shareholder service quality, which showed marked improvement in 2008, and also retained Dalbar, Inc. to provide an independent quality assessment. WRSCO scored either very good or excellent in all categories evaluated by Dalbar.

(2) Fund Fees

The Report stated that information for this metric is drawn from the Lipper analysis and is compared with a peer group for each Fund. The Report noted that the majority of Funds have management fees above the median of their peer groups. It concluded that, overall, more Funds have improved their comparative ranking of actual management fees in 2008 than declined.

The Report also noted that, in general, the Funds have higher total expenses than the peer group and that this is often caused by non-management fees. The Report noted that a number of Advisors Funds have smaller average account sizes relative to the general mutual fund industry and commented on the impact of such account sizes on the Funds' non-management expenses. The Report also noted the Disinterested Directors' prior discussions regarding possible means of addressing this impact and their continuing attention to this matter.

(3) Possible Economies of Scale

The Report noted that economies of scale occur when assets grow and a fund's fixed costs are spread over a larger asset base. The Report also pointed out that fund managers usually share economies of scale by implementing breakpoints, or scale-downs, in the structure of the management fee. As a general rule, fund directors establish breakpoints prospectively at an asset level beyond the current asset level so that shareholders benefit from future asset growth. Lipper provided the Disinterested Directors with a comprehensive listing of breakpoints in the Funds and compared the Funds' and peer groups' effective fees at uniform asset levels.

The IFC found that the Funds, except for Waddell & Reed Advisors Money Market Fund and Ivy VIP Money Market Fund, already have breakpoints in place and that these breakpoints appear adequate in providing economies of scale. However, the IFC suggested that the Disinterested Directors review the current breakpoint structure of certain Funds to determine whether an adjustment might be needed. The Disinterested Directors did so and determined that the current breakpoint structure of the Funds is appropriate.

(4) Management Fees for Comparable and Alternative Products

The Report noted that the Advisors and Ivy VIP Funds have Funds with similar investment styles and therefore anticipated comparable management fees. The Report stated that management fee variances can be explained with the larger average asset size of the Advisors Funds, causing some of the Funds to reach breakpoints and reductions in management fees, or Funds that have remaining waivers. The Report further stated that, although their management fees are comparable, the Advisors Fund total expense ratio is on average higher than the comparable Ivy VIP Fund total expense ratio because of the shareholder service expenses of the Advisors Fund.

The Report noted that WRIMCO manages money for different types of clients besides mutual funds. These include corporate and municipal pension funds and investment pools for wealthy individuals (collectively, "separate accounts"). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Advisors and Ivy VIP Funds. In most cases, the data provided by WRIMCO show that net management fees for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to the different type of responsibilities borne by WRIMCO as a mutual fund manager and as a separate account manager. The IFC found these differences reasonable.

(5) Costs to Waddell and its Affiliates of Supplying Services

The Report pointed out that an important component of the profit margin analysis involves ensuring that advisor's allocation procedures are reasonable and consistent from year to year. WRIMCO uses multiple methodologies for allocation including assets, revenue, time, and square footage. The Report found that the bases of allocation have remained consistent over the past several years and that the allocation methodologies are reasonable.

(6) Profit Margins from Supplying Management Services

The Report noted that the disinterested directors of mutual funds are required to assess that the profitability of the advisory contracts to the advisor is not excessive. In connection with the Fund-by-Fund profitability review, WRIMCO provided an analysis of the profitability of each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested directors often review the overall profitability of the investment management company. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell and other public companies in the investment business. The Report found that this analysis places Waddell near the median of Lipper peers.

***

The Report stated that the IFC monitored the process, reviewed the materials, and reached the following conclusions:

  The contract renewal process conducted under the supervision of the Disinterested Directors has been careful, deliberate, and conscientious.
  The materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Directors and the full Boards.
  The discussion which took place leading up to and at the Disinterested Directors and Board meetings was substantive and conducted in accordance with the best interests of the shareholders of the Funds.

Shareholder Meeting Results

On December 12, 2008, a special shareholder meeting (Meeting) for Waddell & Reed Advisors New Concepts Fund, Inc. (Fund) was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal 1: To elect thirteen Directors for the Fund.

Michael L. Avery
For	Against
82,231,239.270	2,647,349.110

Jarold W. Boettcher
For	Against
82,245,723.401	2,632,864,979

James M. Concannon
For	Against
82,222,109.198	2,656,479.182

John A. Dillingham
For	Against
82,211,434.642	2,667,153.738

David P. Gardner
For	Against
82,055,863.652	2,822,724.728

Joseph Harroz, Jr.
For	Against
82,226,298.916	2,652,289.464

John F. Hayes
For	Against
81,861,544.086	3,017,044.294

Robert L. Hechler
For	Against
81,713,454.289	3,165,134.091

Albert W. Herman
For	Against
82,171,162.593	2,707,425.787

Henry J. Herrmann
For	Against
82,231,693.990	2,646,894.390

Glendon E. Johnson, Sr.
For	Against
81,957,085.484	2,921,502.896

Frank J. Ross, Jr.
For	Against
82,209,646.427	2,668,941.953

Eleanor B. Schwartz
For	Against
82,217,448.697	2,661,139.683

Proposal 2: To approve for the Fund a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds.

For	Against	Abstain

78,794,268.533	2,378,143.962	2,947,860.275

On January 30, 2009, the Fund was reorganized as a series of Waddell & Reed Advisors Funds, a Delaware statutory trust.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

 Global/International Funds
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1012SA (12-08)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	March 6, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	March 6, 2009